Derivative Financial Instruments - Fair value of derivative assets and liabilities (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Fair value of the derivative assets and liabilities
Derivative financial instruments-current assets	$ 2,440
Derivative financial instruments-non-current assets	1,136
Financial assets carried at fair value through profit or loss (FVTPL)
Fair value of the derivative assets and liabilities
Derivative financial instruments-current assets	2,440
Derivative financial instruments-non-current assets	1,136
Derivative asset	3,576
Financial assets carried at fair value through profit or loss (FVTPL) | Interest rate swaps
Fair value of the derivative assets and liabilities
Derivative asset	$ 3,576